Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Common Stock [Text Block]
9.    Common Stock

The Company is authorized to issue a total of 210,000,000 shares of stock, of which 200,000,000 shares are designated common stock and 10,000,000 shares are designated preferred stock.

Common Stock – par value of $.0001 per share with one vote in respect of each share held. Holders of common stock do not have cumulative voting rights. The members of the Board of Directors are elected by the affirmative vote of the holders of a majority of the Company’s outstanding common stock. Common stock issued are as follows:

	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Value of Services Obtained	Par Value	Additional Paid in Capital (1)
Balance at December 31, 2013	65,442,735	$.0001	Various	$53,694,771	$829,132	$6,545	$54,517,358
Issuance of stock (2)	812,348.0001		Various	-	685,451	81	685,460
Stock options exercised (3)	25,000.0001		$0.55	13,750	-	2	13,748
Stock warrants exercised (3)	8,517.0001		$1.77	-	-	1	(1)
Balance at September 30, 2014	66,288,600			$53,708,521	$1,294,674	$6,629	$55,216,565
(1)	Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
(2)	Shares issued for services performed and does not contain an anti-dilution provision
(3)	Shares issued for exercised stock options and does not contain an anti-dilution provision
(4)	Shares issued under cashless stock warrant exercise and does not contain an anti-dilution provision

7. Common Stock

The Company is authorized to issue a total of 210,000,000 of shares of stock, of which 200,000,000 shares are designated Common Stock and 10,000,000 shares are designated Preferred Stock.

Common Stock - par value of $.0001 per share with one vote in respect of each share held. Holders of Common Stock do not have cumulative voting rights. The members of the Board are elected by the affirmative vote of the holders of a majority of the Company’s outstanding Common Stock.

Common Stock issues are as follows:
# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Value of Services Obtained	Par Value	Additional Paid in Capital (1)
July 13, 2001 (date of inception)	-	$-	$-	$-	$-	$-	$-
Stock issuance in 2001	2,010,000.001	.188	-	376,875	2,010	374,865
Stock issuance in 2001	300,000.001	.167	50,000	-	300	49,700
Stock issuance in 2001	20,000.001	.500	10,000	-	20	9,980
Stock issuance in 2002	500,000.001	.200	100,000	-	500	99,500
Stock issuance in 2002	550,000.001	.500	275,000	-	550	274,450
Stock issuance in 2003	40,000.001	.500	-	20,000	40	19,960
Stock issuance in 2003	550,000.001	.500	275,000	-	550	274,450
Stock issuance in 2004	550,000.001	.500	275,000	-	550	274,450
Stock issuance in 2005	1,034,000.001	.500	517,000	-	1,034	515,966
Debt issuance cost in 2005	82,500.001	.800	-	66,000	83	65,917
Stock issuance in 2006	66,000.001	.500	33,000	-	66	32,934
Stock issuance in 2006	1,125,000.001	.800	900,000	-	1,125	898,875

Stock issuance in 2006	2,000,000.001	1.00	2,000,000	-	2,000	1,998,000
Stock issuance in 2007	31,250.001	.800	25,000	-	31	24,969
Stock warrants exercised in 2007	25,000.001	.01	250	-	25	225
Debt converted for stock in 2007	169,322.001	.800	135,458	-	169	135,288
Stock issuance in 2007	1,996,750.001	1.25	2,495,938	-	1,997	2,493,941
Stock issuance in 2008	25,000.001	1.25	31,250	-	25	31,225
Stock issuance in 2008	4,167.001	1.50	-	6,251	4	6,247
Stock warrants exercised in 2008	2,111,671.001	1.50	3,167,507	-	2,112	3,165,395
Stock issuance in 2009	20,004.001	1.50	-	30,006	20	29,986
Debt converted for stock in 2009	45,042.001	1.50	67,562	-	45	67,517
Stock warrants exercised in 2009	1,823,334.001	1.50	2,735,000	-	1,823	2,733,177
Stock issuance in 2010	20,004.001	1.50	-	30,006	20	29,986
Stock warrants exercised in 2010	3,553,334.001	1.50	5,330,000	-	3,553	5,326,448
Stock issuance in 2011	1,187,000.0001	1.50	1,780,500	-	(16,668)	1,797,168
Debt converted for stock in 2011	6,842,120.0001	1.50	10,263,180	-	684	10,262,496
Stock issuance in 2011	380,000.0001	2.00	760,000	-	38	759,962
Stock options exercised in 2012	100,000.0001	1.25	125,000	-	10	124,990
Stock options exercised in 2012	140,003.0001	1.50	210,005	-	14	209,991
Stock options exercised in 2012	8,750.0001	2.00	17,500	-	1	17,499
Stock warrants exercised in 2012	26,625.0001	2.00	53,250	-	3	53,247
Issuance of stock in 2012 (2)	2,000,000.0001	0.50	1,000,000	-	200	999,800
Issuance of stock in 2012 (2)	2,417,500.0001	2.00	4,835,000	-	242	4,834,758
Issuance of stock in 2012 (3)	124,871	-	-	12	(12)
Total December 31, 2012	31,879,247	$37,467,400	$529,138	$3,188	$37,993,350

(1)	Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
(2)	Issuance includes stock warrants.
(3)	Refer to Note 8 for details relating to shares issued as compensation to placement agent.

Common Stock issues during 2013 are as follows:

	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Value of Services Obtained	Par Value	Additional Paid in Capital (1)
December 31, 2012 Balance	31,879,247	$.0001	Various	$37,467,400	$529,138	$3,188	$37,993,350
Issuance of stock (2)	21,164,846.0001		0.50	10,582,423	-	2,116	10,580,307
Issuance of stock (3)	575,000.0001		0.50	-	287,500	57	287,443
Issuance of stock (3)	6,247.0001		2.00	-	12,494	1	12,493
Issuance of stock (4)	527,500.0001		Various	-	-	53	(53)
Issuance of stock (5)	11,289,895.0001		0.50	5,644,948	-	1,130	5,643,818
Total December 31, 2013	65,442,735			$53,694,771	$829,132	$6,545	$54,517,358

(1)	Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
(2)
Of the shares issued, 10,897,946 shares contained an anti-dilution provision expiring five years from date of issuance, 10,218,900 shares contained an anti-dilution provision that expired on 12/31/2013, and 48,000 shares did not contain an anti-dilution provision.

(3)	Shares issued for services performed.
(4)	Shares issued under anti-dilution provision.
(5)
Shares issued upon the conversion of convertible debentures. Of the total shares issued, 4,626,696 shares contained an anti-dilution provision expiring five years from date of issuance while 6,663,199 shares did not contain an anti-dilution provision.